Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges	$ (33)	$ (47)
Acquisition costs business combinations	(14)
Business and asset disposals (including impairment losses)	61	(47)
NET finance (cost) income	2,033	368
Decrease of income taxes	(18)
Non-controlling interest on the exceptional items	5	5
Increase In Income Tax Due to Exceptional Items		17
Exceptional share of results of associates		9
Ghost Beverages LLC [Member]
Disclosure of Exceptional Items [line items]
Business and asset disposals (including impairment losses)	$ 61	$ (47)